CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating activities:
Net income (loss)		$ 3,278	$ 8,027	$ 3,694
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation expense		12,624	10,463	13,346
Amortization of intangible assets		15,156	16,992	13,547
Amortization of costs capitalized to obtain revenue contracts	[1]	1,662	1,514	1,306
Depreciation and amortization		1,755	1,727	1,401
Bad debt expense	[1]	647	737	469
Amortization of investment premiums & other		(2,624)	(722)	1,684
Accretion and amortization on debt securities		8,085	7,546	7,053
Net changes in estimated fair value of acquisition-related contingent consideration		136	2,056	(1,358)
Deferred taxes		(10,434)	(5,496)	(8,988)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	[1]	489	3,579	(19,473)
Contract assets		4,600	(12,471)	(3,095)
Other assets	[1]	(1,534)	(2,638)	(889)
Accounts payable		(450)	2,535	2,183
Accrued payroll and related taxes		240	18	(2,195)
Income taxes payable		(4,560)	5,577	422
Deferred revenue		3,221	(5,217)	9,950
Restructuring accrual		0	(977)	991
Other liabilities		(603)	(1,664)	1,071
Net cash provided by (used in) operating activities		31,688	31,586	21,119
Investing activities:
Purchases of investments		(62,433)	(71,733)	(47,818)
Maturities of investments	[1]	92,617	66,250	90,822
Sales of investments	[1]	0	0	82,494
Acquisitions, net of cash acquired		0	(267)	(122,672)
Purchases of property and equipment, net		(1,438)	(1,034)	(1,126)
Net cash provided by (used in) investing activities		28,746	(6,784)	1,700
Financing activities:
Payment of revolving credit line issuance costs		(290)	0	0
Proceeds from the issuance of equity plan common stock		1,889	1,737	1,725
Repurchases and retirements of common stock		(24,180)	0	(15,176)
Payment of acquisition-related contingent consideration		(4,641)	0	(7,656)
Proceeds from other borrowings		1,496	0	0
Principal payments on other borrowings		(156)	(36)	(36)
Net cash provided by (used in) financing activities		(25,882)	1,701	(21,143)
Foreign currency effect on cash and cash equivalents		(9)	351	71
Net increase in cash and cash equivalents		34,543	26,854	1,747
Cash and cash equivalents at beginning of period		58,913	32,059	30,312
Cash and cash equivalents at end of period		93,456	58,913	32,059
Supplemental disclosures of cash flow information:
Cash paid for interest		1,274	1,413	1,164
Cash paid for income taxes		11,989	3,836	750
Supplemental disclosures of non-cash investing and financing activities:
Reclassification of convertible senior notes hedge and embedded conversion derivative to additional paid-in capital		0	0	28,516
Acquisition-related shares issued		3,471	0	1,836
Unrealized holding gain (loss) on available-for-sale investments		$ 301	$ 889	$ 283

[1]	Consolidated statements of cash flows for the twelve months ended September 30, 2023 and September 30, 2022 reflect revisions and reclassifications to conform to the current year presentation.